Subsequent Events (Details) - USD ($)				1 Months Ended
	May 01, 2020	Mar. 09, 2020	Jan. 14, 2020	Apr. 29, 2020	Apr. 24, 2020	Mar. 26, 2020	Mar. 23, 2020	Feb. 25, 2020	Dec. 31, 2019
Simon Partnership [Member]
Subsequent Events (Textual)
Escrow account									$ 4,950,000
Escrow account transferred						$ 3,650,000
Subsequent Event [Member]
Subsequent Events (Textual)
Issued of common stock			758,725	588,236
Purchase price of shares			$ 5,000,000
Share purchase agreement, description			Further, pursuant to the Share Purchase Agreement, the Company must create, produce, and execute three (3) esports events during each calendar year 2020, 2021 and 2022 that will include the Company's esports truck at one or more Investor Malls at mutually agreed times.
Principal amount				$ 3,000,000
Conversion price				$ 8.50
Pliska assignment provides, description					Among other things, the Pliska Assignment provides that effective as of May 1, 2020, Mr. Pliska's annual salary will be reduced by 10% to approximately $377,000 for a six-month period.
Subsequent Event [Member] | Put Option Agreement [Member]
Subsequent Events (Textual)
Aggregate gross proceeds								$ 2,000,000
Purchase price of per option share								$ 1.963
Put option agreement, description								a) The total number of shares that may be issued under the Agreement will be limited to 19.99% of the Company's outstanding shares on the date the Agreement is signed (the "Exchange Cap"), unless stockholder approval is obtained to issue shares in excess of the Exchange Cap; b) The Company may not issue and the Chairman may not purchase Option Shares to the extent that such issuance would result in the Chairman and his affiliates beneficially owning more than 19.99% of the then issued and outstanding shares of the Company's common stock unless (i) such ownership would not be the largest ownership position in the Company, or (ii) stockholder approval is obtained for ownership in excess of 19.99%; and c) The Company may not issue and the Chairman may not purchase any Option Shares if such issuance and purchase would be considered equity compensation under the rules of The Nasdaq Stock Market unless stockholder approval is obtained for such issuance.
Put option expires period								Apr. 09, 2020
Put option to sale of option shares		1,018,848
Put option purchase price of per share		$ 1.963
Total proceeds of option shares		2,000,000
Subsequent Event [Member] | Litigation [Member]
Subsequent Events (Textual)
Alleges damages amount							$ 3,000,000
Subsequent Event [Member] | Frank Ng [Member]
Subsequent Events (Textual)
Employment compensation, description					The Company and its Chief Executive Officer, Frank Ng, entered into an Amendment to Employment Agreement (the "Ng Amendment"). Pursuant to the Ng Amendment, the parties agreed that effective May 1, 2020, Mr. Ng's annual salary will be reduced by 80% to $60,000 for a six-month period.
Subsequent Event [Member] | Tony Hung [Member]
Subsequent Events (Textual)
Employment compensation, description	Tony Hung, the Company's Chief Financial Officer, reduced his compensation by 10% for a six-month period starting May 1, 2020, to $256,500.
Subsequent Event [Member] | Knighted Debt Conversion [Member]
Subsequent Events (Textual)
Issued of common stock				1,250,000
Purchase price of per option share				$ 8.50
Principal amount				$ 2,000,000
Conversion price				$ 1.60
Convertible promissory note issue				$ 5,000,000
Additional common stock				1,014,705